Financial Instruments And Financial Risk Management - Summary Of Remaining Contractual Terms Of Financial Liabilities Including Estimated Interest Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 33,727	€ 18,154
Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	32,959	17,460
Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	25,767	10,073
Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	2,003	1,605
Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,585	3,148
Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	2,372	3,328
Trade and other payables
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,238	8,396
Trade and other payables | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,238	8,396
Trade and other payables | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,238	8,396
Trade and other payables | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Lease liabilities [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,583	9,721
Lease liabilities [member] | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	8,942	9,027
Lease liabilities [member] | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,901	1,640
Lease liabilities [member] | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,905	1,605
Lease liabilities [member] | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,405	3,148
Lease liabilities [member] | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	2,372	3,328
Custom other financial liabilities
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	14,906	37
Custom other financial liabilities | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	14,779	37
Custom other financial liabilities | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	14,628	37
Custom other financial liabilities | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	98	0
Custom other financial liabilities | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	180	0
Custom other financial liabilities | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 0	€ 0